CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 11,003	68,552	3,510	12,325
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	5	36	38	1,031
Depreciation of property and equipment	2,535	15,791	16,541	17,321
Amortization of other non-current assets	16	102	122	102
Amortization of acquired intangible assets	113	703	3,503	4,043
Gain on sale of trading securities			(698)	(4,012)
Loss on the change in fair value of trading securities	31	190	1,173
Loss (gain) on sale of available-for-sale securities			(39)	1,656
Gain on investments under cost method	(1)	(4)	(920)	(18,317)
Impairment recognized on investments under cost method			3,373
(Income) loss from equity method investments	138	857	(1,639)
Allowance for (recovery of) doubtful accounts	(611)	(3,807)	(6,842)	2,585
Loss on disposal of subsidiary				2,028
Employee share-based compensation	333	2,076	7,127	31,710
Gain from short sale of stock options	(15,092)	(94,027)	(37,942)	(45,988)
Changes in operating assets and liabilities:
Trade receivables	867	5,401	4,963	7,251
Amounts due from related parties	(1,616)	(10,067)	(1,248)
Inventories	33	202	(986)	124
Real estate property under development	(5,407)	(33,684)	(305,469)
Prepaid expenses and other current assets	(5,011)	(31,216)	(441)	52
Accounts payable and accrued expenses	1,652	10,286	4,312	6,325
Amounts payable to related parties	985	6,135
Advance from customers	557	3,468	4,032	(4,309)
Deferred revenue and deferred subsidies	5,564	34,664	243,257	650
Income taxes payable	57	357	533	(6,015)
Other taxes payable	(6)	(39)	553	450
Deferred taxes, net	(125)	(776)	193	(158)
Net cash provided by (used in) operating activities	(3,980)	(24,800)	(62,994)	8,854
Cash flows from investing activities:
Decrease in restricted cash	1	4	157	545
Decrease (increase) in term deposits	(29)	(178)	3,066	16,846
Payments to acquire investments under equity method	(4,300)	(26,792)	(228,940)
Cash paid for business acquisition, net of cash acquired			(2,200)
Cash acquired on termination of Investment Trust Plan	2,594	16,158
Proceeds from sale of trading securities			47,175	38,490
Purchase of trading securities			(47,835)	(34,083)
Purchases of available-for-sale securities	(123,207)	(767,590)	(334,560)	(248,058)
Proceeds from sale of available-for-sale securities	113,365	706,278	302,171	173,693
Proceeds from options	15,816	98,534	41,613	36,663
Purchase of property and equipment	(1,358)	(8,464)	(6,489)	(4,896)
Proceeds from sale of property and equipment	25	155	138	77
Dividends received on investment	1	4	920	6,134
Proceeds from disposal of investments under cost method				36,301
Proceeds from disposal of subsidiaries				2,699
Cash disposed of on sale of subsidiaries				(2,650)
Net cash provided by (used in) investing activities	2,908	18,109	(224,784)	21,761
Cash flows from financing activities:
Payments for repurchase of common stock	(5)	(29)
Capital contributed by non-controlling interest			49,523
Net cash provided by (used in) financing activities	(5)	(29)	49,523
Effect of exchange rate changes on cash	(115)	(713)	(5,018)	(3,445)
Net increase (decrease) in cash and cash equivalents	(1,192)	(7,433)	(243,273)	27,170
Cash and cash equivalents at the beginning of the year	41,306	257,345	500,618	473,448
Cash and cash equivalents at the end of the year	40,114	249,912	257,345	500,618
Supplemental cash flow information:
Cash paid during the year for income taxes	$ 174	1,085	326	1,820